Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital Not Later Than Days	Capital	Expenses on the issuance of shares Not Later Than Days	Expenses on the issuance of shares	Profit Reserves Legal reserve Not Later Than Days	Profit Reserves Legal reserve	Profit Reserves Unrealized income reserve Not Later Than Days	Profit Reserves Unrealized income reserve	Capital transactions Not Later Than Days	Capital transactions	Equity valuation adjustment Not Later Than Days	Equity valuation adjustment	Accumulated translation adjustment Not Later Than Days	Accumulated translation adjustment	Retained earnings Not Later Than Days	Retained earnings	Total attributable to the controlling shareholder Not Later Than Days	Total attributable to the controlling shareholder	Non-controlling interests Not Later Than Days	Non-controlling interests	Not Later Than Days	Total
Balance at Dec. 31, 2021		R$ 261,920				R$ 13,936		R$ 162,212		R$ (116,486)		R$ 984		R$ 3,428				R$ 325,994		R$ 11,924		R$ 337,918
Transactions with shareholders										(1,349)								(1,349)				(1,349)
Transfer by onerous transfer								3,531						(5,265)				(1,734)				(1,734)
Participation of non-controllers																				43,428		43,428
Exchange variation on capital transactions										7,617				(7,617)
Other comprehensive loss												(984)		(79,711)				(80,695)				(80,695)
Net income for the year																161,493		161,493		26,382		187,875
Profit destination
Legal reserve						8,075										(8,075)
Mandatory minimum dividends																(38,355)		(38,355)				(38,355)
Unrealized profit reserve								115,063								(115,063)
Balance at Dec. 31, 2022		261,920				22,011		280,806		(110,218)				(89,165)				365,354		81,734		447,088
Participation of non-controllers																			R$ 13,231	122,351	R$ 13,231	122,351
Issuance of 177.977.323 new shares		263,004																263,004				263,004
Exchange variation on capital transactions									(2,413)	13,115			2,413	(13,115)
Expenses on the issuance of shares				(119,822)														(119,822)				(119,822)
Realization of costs in the issuance of shares				119,822														119,822				119,822
Other comprehensive loss													(5,769)	(102,420)			(5,769)	(102,420)			(5,769)	(102,420)
Net income for the year															R$ 13,288	(62,477)	R$ 13,288	(62,477)	R$ 7,885	79,653	R$ 21,173	17,176
Initial transactions with shareholders 03.03.2023		316,105				(22,011)		(280,806)								(13,288)				(21,116)		(21,116)
PIPE and other investors		595,746																595,746				595,746
HPX trust account balance at CST&T		48,083																48,083				48,083
Initial transactions with HPX 03.03.2023		(41,750)																(41,750)				(41,750)
Balance at Dec. 31, 2023		1,443,108								(99,516)				(208,056)		(62,477)		1,073,059		283,738		1,356,797
Participation of non-controllers																				3,874		3,874
Exchange variation on capital transactions										(4,425)				4,425
Other comprehensive loss														397,067				397,067				397,067
Net income for the year																(20,556)		(20,556)		79,315		58,759
Balance at Dec. 31, 2024		R$ 1,443,108								R$ (103,941)				R$ 193,436		R$ (83,033)		R$ 1,449,570		R$ 366,927		R$ 1,816,497